MD&A - Risk management and control - Market Risk (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of Market Risk [Line Items]
Average duration of target replication portfolios for equity, goodwill and real estate in Swiss francs	3 years 6 months
Fair value sensitivity of target replication portfolios for equity, goodwill and real estate in Swiss francs (per basis points)	$ 4
Average duration of target replication portfolios for equity, goodwill and real estate in USD	4 years 6 months
Fair value sensitivity of target replication portfolios for equity, goodwill and real estate in USD (per basis points)	$ 13
Interest rate sensitivity impact arises from debt investments classified as Financial assets measured at fair value through other comprehensive income to a 1-basis-point parallel increase in the yields of the respective instruments	approximately negative USD 2 million
Impact on equity due to a 1-basis point increase of underlying LIBOR curves	$ (22)
Equity instruments held as financial assets at fair value not held for trading and as investments in associates	2,500
Equity instruments held as financial assets at fair value not held for trading	$ 1,400
Holding period used to calculate VaR for internal management purpose	1 day
Confidence level applied for calculating VaR for internal management purpose.	95.00%
Holding period used to calculate regulatory VaR	10 days
Confidence level applied for calculating regulatory VaR.	99.00%
Risk factor returns used to calculate VaR with 10-day holding period	10 days
Holding period used to calculate stressed VaR (SVAR)	10 days
Confidence level applied for calculating SVaR	99.00%
Historical data set used to calculate regulatory VaR	5 years
Historical data set used to calculate SVaR	from 1 January 2007 to the present
Regulatory threshold for eligible capital	20.00%
New threshold for Tier1 capital	15.00%
UBS AG
Disclosure of Market Risk [Line Items]
Average duration of target replication portfolios for equity, goodwill and real estate in Swiss francs	3 years 6 months
Fair value sensitivity of target replication portfolios for equity, goodwill and real estate in Swiss francs (per basis points)	$ 4
Average duration of target replication portfolios for equity, goodwill and real estate in USD	4 years 6 months
Fair value sensitivity of target replication portfolios for equity, goodwill and real estate in USD (per basis points)	$ 13
Interest rate sensitivity impact arises from debt investments classified as Financial assets measured at fair value through other comprehensive income to a 1-basis-point parallel increase in the yields of the respective instruments	approximately negative USD 2 million
Impact on equity due to a 1-basis point increase of underlying LIBOR curves	$ (22)
Equity instruments held as financial assets at fair value not held for trading and as investments in associates	2,500
Equity instruments held as financial assets at fair value not held for trading	$ 1,400
Holding period used to calculate VaR for internal management purpose	1 day
Confidence level applied for calculating VaR for internal management purpose.	95.00%
Holding period used to calculate regulatory VaR	10 days
Confidence level applied for calculating regulatory VaR.	99.00%
Risk factor returns used to calculate VaR with 10-day holding period	10 days
Holding period used to calculate stressed VaR (SVAR)	10 days
Confidence level applied for calculating SVaR	99.00%
Historical data set used to calculate regulatory VaR	5 years
Historical data set used to calculate SVaR	from 1 January 2007 to the present
Regulatory threshold for eligible capital	20.00%
New threshold for Tier1 capital	15.00%